Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 8,894,146			$ 13,460,734
Less: allowance for expected credit loss				(5,740,368)
Accounts receivable, net	8,894,146			$ 7,720,366
Balance at the beginning of the period	5,740,368
Reversal of provision for expected credit loss	(2,401,151)
Write-off	(3,339,217)
Balance at the end of the period